Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets as of December 31, 2021 and 2020 are summarized below.

	December 31,
	2021	2020
Net operating loss carryforwards	$10,483,000	$8,960,000
Valuation allowance	(10,483,000)	(8,960,000)
Net deferred tax assets	$—	$—

Schedule of Income Tax Effective Tax Rate

The reconciliation below presents the difference between the income tax rate computed by applying the U.S. federal statutory rate and the effective tax rate for the years ended December 31, 2021 and 2020.

	Years Ended December 31,
	2021	2020

U. S. federal statutory tax rate	(21.0)%	(21.0)%
State income taxes, net of federal tax benefit	(6.0)%	(6.0)%
Tax-exempt Paycheck Protection Loan forgiveness	(2.7)%	—
Change in valuation allowance	29.7%	27.0%
Effective tax rate	0.0%	0.0%